Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2014 and 2013, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2014	2013
Change in fair value of plan assets
Fair value at beginning of measurement period	$152,739	$117,768
Actual return on plan assets	15,511	31,518
Company contributions	—	12,638
Benefits paid	(7,652)	(9,185)
Fair value at end of measurement period	$160,598	$152,739
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$89,179	$97,653
Service cost	4,331	4,817
Interest cost	4,577	4,223
Actuarial (gains) loss	18,893	(8,329)
Benefits paid	(7,652)	(9,185)
Projected benefit obligation at the end of measurement period	$109,328	$89,179
Funded status at end of year (fair value of plan assets less benefit obligation)	$51,270	$63,560

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2014	2013
Equity securities	50% - 100%	85%	83%
Fixed income and cash equivalents	remaining balance	15%	17%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Discount rate	4.42%	5.30%	4.47%
Rate of compensation increase			3.00%
Under age 30	10.00%	10.00%
Ages 30-39	6.00%	6.00%
Ages 40 and over	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2015	$6,282
2016	6,236
2017	6,902
2018	7,081
2019	7,799
2020-2024	46,850
Total	$81,150

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2014 and 2013.

(In thousands)	2014	2013
Prior service cost	$(15)	$(34)
Net actuarial loss	(22,855)	(8,579)
Total	(22,870)	(8,613)
Deferred taxes	8,005	3,015
Accumulated other comprehensive loss	$(14,865)	$(5,598)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2014, 2013 and 2012, components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income were as follows:

(In thousands)	2014	2013	2012
Components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income
Service cost	$(4,331)	$(4,817)	$(4,271)
Interest cost	(4,577)	(4,223)	(4,048)
Expected return on plan assets	10,869	9,536	8,742
Amortization of prior service cost	(19)	(20)	(20)
Recognized net actuarial loss	—	(2,703)	(1,708)
Net periodic benefit income (cost)	$1,942	$(2,227)	$(1,305)
Change to net actuarial (loss) gain for the period	$(14,276)	$30,409	$(11,236)
Amortization of prior service cost	19	20	20
Amortization of net loss	—	2,703	1,708
Total recognized in other comprehensive (loss) income	(14,257)	33,132	(9,508)
Total recognized in net benefit cost and other comprehensive (loss) income	$(12,315)	$30,905	$(10,813)

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012 are listed below:

	2014	2013	2012
Discount Rate	5.30%	4.47%	5.18%
Rate of compensation increase			3.00%
Under age 30	10.00%	10.00%
Ages 30-39	6.00%	6.00%
Ages 40 and over	3.00%	3.00%
Expected long-term return on plan assets	7.25%	7.50%	7.75%